Investments - Summary of Long-Term Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Investments, All Other Investments [Abstract]
Non-marketable equity securities	¥ 0		¥ 55,300
Equity method investments	1,416		27,589
Total long-term equity investments	¥ 1,416	$ 222	¥ 82,889